Insurance (Details 1) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Insurance [Abstract]
Expected death and annuitization	$ 214	$ 213
Guaranteed withdrawal benefits	203	151
Accrued persistency and premium bonuses	$ 11	$ 14